SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of assets

Category	Estimated Useful Life
Machinery and electronic equipment	3-10 years
Motor vehicles	3 years
Leasehold improvements	Lesser of useful life or lease term

Schedule of estimated useful lives of intangible assets

Category	Estimated Useful Life
Customer relationships	3.89 years
Software	3.43 years

Schedule of opening and closing balances of contract liabilities arising from contracts with customers

	Balance at	Balance at	Balance at
	December 31,	December 31,	December 31,
	2021	2022	2022
	RMB	RMB	US$

Contract liabilities	98,411	90,505	13,122